Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 11, 2019 TO THE
PROSPECTUS DATED AUGUST 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell Top 200 Equal Weight ETF (EQWL)

Effective immediately, on page 3 of the Summary Prospectus and on page 190 of the Statutory Prospectus, the bar chart of the section titled “Performance – Annual Total Returns - Calendar Years” is deleted in its entirety and replaced with the following:

Invesco Russell Top 200 Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 11, 2019 TO THE
PROSPECTUS DATED AUGUST 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell Top 200 Equal Weight ETF (EQWL)

Effective immediately, on page 3 of the Summary Prospectus and on page 190 of the Statutory Prospectus, the bar chart of the section titled “Performance – Annual Total Returns - Calendar Years” is deleted in its entirety and replaced with the following:

Invesco Russell Top 200 Equal Weight ETF | Invesco Russell Top 200 Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	(33.34%)
2009	rr_AnnualReturn2009	20.25%
2010	rr_AnnualReturn2010	13.99%
2011	rr_AnnualReturn2011	2.71%
2012	rr_AnnualReturn2012	13.45%
2013	rr_AnnualReturn2013	35.63%
2014	rr_AnnualReturn2014	14.08%
2015	rr_AnnualReturn2015	(1.76%)
2016	rr_AnnualReturn2016	13.79%
2017	rr_AnnualReturn2017	23.67%